Segment Information (Tables)	12 Months Ended
Dec. 31, 2023
Segment Information [Abstract]
Schedule of Revenues and Cost of Revenue by Segment	The Group’s CODM evaluates performance based on each operating segment’s revenue and costs of revenue (excluding impairment loss). Revenues and cost of revenue (excluding impairment loss) by segment are presented below.
	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Revenue:
Workspace membership	376,642	258,796	124,140
Marketing and branding services	463,475	287,453	237,373
Other services	217,391	114,492	98,307
Total revenue	1,057,508	660,741	459,820
Cost of revenue (excluding impairment loss)
Workspace membership	(508,121)	(339,088)	(141,462)
Marketing and branding services	(444,717)	(291,568)	(223,861)
Other services	(181,222)	(104,311)	(89,461)
Total cost of revenue (excluding impairment loss)	(1,134,060)	(734,967)	(454,784)